Related Party Transactions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Ericsson Nikola Tesla d.d [member] | Croatia
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of ownership	49.07%